Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended					12 Months Ended	1 Months Ended							1 Months Ended					12 Months Ended			12 Months Ended
	Apr. 10, 2013	Mar. 01, 2013	Feb. 08, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 10, 2013 Cleveland Clinic [Member]	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2012 Scenario, Plan [Member]	Apr. 10, 2013 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Scenario, Actual [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Scenario, Plan [Member]	Apr. 10, 2013 Series B Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Holders Agreed to the Waiver [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Maximum [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Scenario, Forecast [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Scenario, Actual [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] First 30 Day Period Following Expiration of Merger Period [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] 30 Day Period Following First Penalty Period [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Scenario, Plan [Member]	Dec. 31, 2012 Series A-1 preferred stock [Member]
Capital Stock [Line Items]
Number of common stock sold at IPO	690,000			4,316,691	1,349,936	1,295,026	2,000
Underwriter's overallotment shares	90,000
Common stock sold at IPO, price per share	$ 10.00
Number of shares converted to common stock	1,287,325									376,525							910,800
Issue of authorized shares				9,764,000							588,000	588,000	588,000					2,000,000	2,000,000	2,000,000
Reverse stock split ratio		0.4	0.5
Preferred stock liquidation price												$ 8.46							$ 5.00
Preferred stock liquidation value												$ 4,971,866	$ 4,971,866						$ 9,108,000	$ 9,108,000
Common stock issuable up on conversion of preferred stock														376,550		352,614							910,800				364,320
Gross proceeds	$ 5,000,000			$ 5,054,514					$ 15,000,000
Preferred stock conversion price								$ 10.00							$ 14.10									$ 25.00
Percentage of preferred stock outstanding												9.01%																9.01%
Preferred shares penalty percentage																						11.00%			1.00%	2.00%
Preferred stock holders agreed to waiver											587,691	587,691	587,691					1,821,600	1,821,600	1,821,600	1,522,600